FINANCE LEASE LIABILITY - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 vessel
Lessee, Lease, Description [Line Items]
Container vessels acquired | vessel	7			7
Number of years before option to buy vessel is available		6 years		6 years
Finance lease, interest expense | $	$ 14.5	$ 21.1	$ 23.5
Minimum
Lessee, Lease, Description [Line Items]
Term of lease or charter		6 years		6 years
Maximum
Lessee, Lease, Description [Line Items]
Term of lease or charter		11 years		11 years